Bonus Programs	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Bonus Programs	Bonus Programs
16.1 Quantitative and qualitative objectives
The bonus program for executives is based on achieving certain goals established annually by management and directors, which include quantitative and qualitative objectives and special projects.
The quantitative objectives represent approximately 50% of the bonus and are based on the Economic Value Added (“EVA”) methodology. The objective established for the executives at each entity is based on a combination of the EVA generated per entity and by our Company and the EVA generated by our parent Company FEMSA. The qualitative objectives and special projects represent the remaining 50% of the annual bonus and are based on the critical success factors established at the beginning of the year for each executive.
The bonus amounts are determined based on each eligible participant’s level of responsibility and based on the EVA generated by the applicable business unit the employee works for. This formula is established by considering the level of responsibility within the organization, the employees’ evaluation and competitive compensation in the market.
The incentive plan target is expressed in months of salary, and the final amount payable is computed based on a percentage of achievement of the goals established every year. The bonuses are recognized in the income statement in the year earned and are paid in cash the following year. During the years ended December 31, 2021, 2020 and 2019 the bonus expense recorded amounted to Ps. 856, Ps.747 and Ps. 940, respectively.
16.2 Share-based payment bonus plan
The Company has a stock incentive plan for the benefit of its senior executives. This plan uses as its main evaluation metric the EVA. Under the EVA stock incentive plan, eligible executives are entitled to receive a special annual bonus (fixed amount), to purchase FEMSA and Coca-Cola FEMSA shares or options, based on the executive’s responsibility in the organization, their business’ EVA result achieved, and their individual performance. The acquired shares or options are deposited in a trust, and the executives may access them one year after they are vested at 33% per year. Fifty percent of Coca-Cola FEMSA’s annual executive bonus is to be used to purchase FEMSA shares or options and the remaining 50% to purchase Coca-Cola FEMSA shares or options. For the years ended December 31, 2021, 2020 and 2019, no stock options have been granted to executives. Beginning with January 1, 2016 the shares ratably vest over a three year period.
The special bonus is granted to the eligible executive on an annual basis and after withholding applicable taxes. The Company contributes the individual executive’s special bonus (after taxes) in cash to the Administrative Trust (which is controlled and consolidated by FEMSA), which then uses the funds to purchase FEMSA and Coca-Cola FEMSA shares (as instructed by the Corporate Practices Committee), which are then allocated to such executive.
Coca-Cola FEMSA accounts for its share-based payment bonus plan as an equity-settled share based payment transaction, since it is its parent company, FEMSA, who ultimately grants and settles with shares these obligations due to executives.
At December 31, 2021 the shares granted under the Company’s executive incentive plans are as follows:

	Number of shares
Incentive Plan	FEMSA	KOF	Vesting period
2017	326,561	369,791	2018-2020
2018	211,290	256,281	2019-2021
2019	312,006	457,338	2020-2022
2020	666,281	956,926	2021-2023
2021	780,524	1,197,820	2022-2024
Total	2,296,662	3,238,156
For the years ended December 31, 2021, 2020 and 2019, the total expense recognized for the period arising from share-based payment transactions, using the grant date model, was of Ps. 276 Ps. 190 and Ps. 188, respectively.
As of December 31, 2021 and 2020, the asset recorded by the Company in its consolidated statements of financial position amounted was of Ps. 303 and Ps. 192 respectively, see Note 12.